Other Indebtedness (Schedule Of Floating Rate Loan Stock) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Debt Instrument [Line Items]
Other indebtedness, Amount	$ 64.7
Floating Rate Loan Stock, U.S. Dollar, Start Year 2004 [Member]
Debt Instrument [Line Items]
Other indebtedness, Issue Date	Dec. 08, 2004
Other indebtedness, Maturity	2034
Other indebtedness, Redeemable Date	12/08/2009
Other indebtedness, Rate Structure	6 month LIBOR + 4.2%
Other indebtedness, Interest Rate	4.61%
Other indebtedness, Amount	6.5
Floating Rate Loan Stock, Euro, Start Year 2005 [Member]
Debt Instrument [Line Items]
Other indebtedness, Issue Date	Sep. 06, 2005
Other indebtedness, Maturity	2035
Other indebtedness, Redeemable Date	09/06/2010
Other indebtedness, Rate Structure	3 month LIBOR + 4.0%
Other indebtedness, Interest Rate	5.47%
Other indebtedness, Amount	16.1
Floating Rate Loan Stock, U.S.Dollar, Start Year 2006 [Member]
Debt Instrument [Line Items]
Other indebtedness, Issue Date	Oct. 31, 2006
Other indebtedness, Maturity	2036
Other indebtedness, Redeemable Date	01/15/2011
Other indebtedness, Rate Structure	6 month LIBOR + 4.0%
Other indebtedness, Interest Rate	4.41%
Other indebtedness, Amount	10.0
Floating Rate Loan Stock, Euro, Start Year 2006 [Member]
Debt Instrument [Line Items]
Other indebtedness, Issue Date	Oct. 31, 2006
Other indebtedness, Maturity	2036
Other indebtedness, Redeemable Date	10/31/2011
Other indebtedness, Rate Structure	3 month LIBOR + 4.0%
Other indebtedness, Interest Rate	5.47%
Other indebtedness, Amount	14.0
Floating Rate Loan Stock, Euro, Start Year 2007 [Member]
Debt Instrument [Line Items]
Other indebtedness, Issue Date	Jun. 08, 2007
Other indebtedness, Maturity	2037
Other indebtedness, Redeemable Date	06/08/2012
Other indebtedness, Rate Structure	3 month LIBOR + 3.9%
Other indebtedness, Interest Rate	5.33%
Other indebtedness, Amount	$ 18.1